COLUMBIA MANAGEMENT GROUP
         Supplement to Prospectuses and Statements of Additional Information

1. On October 13, 2003, the following Funds will change their names as referenced below:

       CURRENT FUND NAME                                                     NEW FUND NAME
       Liberty Strategic Income Fund                                         Columbia Strategic Income Fund
       Liberty Newport Japan Opportunities Fund                              Columbia Newport Japan Opportunities Fund
       Liberty Newport Greater China Fund                                    Columbia Newport Greater China Fund
       Liberty Money Market Fund                                             Columbia Money Market Fund
       Liberty Newport Global Equity Fund                                    Columbia Global Equity Fund
       Liberty Federal Securities Fund                                       Columbia Federal Securities Fund
       Liberty Contrarian Income Fund                                        Columbia Contrarian Income Fund
       Liberty Intermediate Government Income Fund                           Columbia Intermediate Government Income Fund
       Liberty Quality Plus Bond Fund                                        Columbia Quality Plus Bond Fund
       Liberty Corporate Bond Fund                                           Columbia Corporate Bond Fund
       Liberty Tax-Exempt Fund                                               Columbia Tax-Exempt Fund
       Liberty Tax-Exempt Insured Fund                                       Columbia Tax-Exempt Insured Fund
       Liberty Municipal Money Market Fund                                   Columbia Municipal Money Market Fund
       Liberty California Tax-Exempt Fund                                    Columbia California Tax-Exempt Fund
       Liberty Connecticut Tax-Exempt Fund                                   Columbia Connecticut Tax-Exempt Fund
       Liberty Massachusetts Tax-Exempt Fund                                 Columbia Massachusetts Tax-Exempt Fund
       Liberty New York Tax-Exempt Fund                                      Columbia New York Tax-Exempt Fund
       Liberty Large Company Index Fund                                      Columbia Large Company Index Fund
       Liberty U.S. Treasury Index Fund                                      Columbia U.S. Treasury Index Fund
       Liberty Small Company Index Fund                                      Columbia Small Company Index Fund
       Liberty Newport Asia Pacific Fund                                     Columbia Newport Asia Pacific Fund
       Liberty Newport Tiger Fund                                            Columbia Newport Tiger Fund
       Liberty Newport Europe Fund                                           Columbia Europe Fund
       Liberty Income Fund                                                   Columbia Income Fund
       Liberty Intermediate Bond Fund                                        Columbia Intermediate Bond Fund
       Liberty Managed Municipals Fund                                       Columbia Managed Municipals Fund
       Liberty High Yield Municipal Fund                                     Columbia High-Yield Municipal Fund
       Liberty Large Cap Core Fund                                           Columbia Large-Cap Core Fund
       Liberty International Equity Fund                                     Columbia International Equity Fund
       Liberty Global Thematic Equity Fund                                   Columbia Global Thematic Equity Fund
       Liberty European Thematic Equity Fund                                 Columbia European Thematic Equity Fund
       Liberty Floating Rate Advantage Fund                                  Columbia Floating Rate Advantage Fund
       Liberty Floating Rate Fund                                            Columbia Floating Rate Fund

2.   Also on October 13, 2003:

     o the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.



                                                              September 17, 2003

                   LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
                         LIBERTY TAX-MANAGED GROWTH FUND
                       LIBERTY TAX-MANAGED GROWTH FUND II
                         LIBERTY TAX-MANAGED VALUE FUND

       Supplement to Prospectuses and Statement of Additional Information

1.   On October 13, 2003, the Funds will change their names as referenced below:

     CURRENT FUND NAME                           NEW FUND NAME
     Liberty Tax-Managed Aggressive Growth Fund  Columbia Tax-Managed Aggressive Growth Fund
     Liberty Tax-Managed Growth Fund             Columbia Tax-Managed Growth Fund I
     Liberty Tax-Managed Growth Fund II          Columbia Tax-Managed Growth Fund II
     Liberty Tax-Managed Value Fund              Columbia Tax-Managed Value Fund

2.   Also on October 13, 2003:

     o The Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. Effective October 13, 2003, Liberty Tax-Managed Aggressive Growth Fund will use the Russell Midcap Growth Index as its performance benchmark. The
     Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The advisor believes that the Russell Midcap Growth Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's MidCap 400 Index.


4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002" for Liberty Tax-Managed Aggressive Growth Fund:

                                       1 Year           Life of Fund(1)
     Russell Midcap Growth Index (%)    -27.41             -25.75

     (1) Performance information is from July 31, 2000.


5. Effective October 13, 2003, Liberty Tax-Managed Value Fund will use the Russell 1000 Value Index as its performance benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The advisor believes that the Russell 1000 Value Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's 500 Index or the S&P 500/Barra Value Index.


6. On October 13, 2003, the following row will added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002" for the Liberty Tax-Managed Value Fund:

                                             1 Year           Life of Fund(2)
     Russell 1000 Value Index (%)            -15.52              -4.90

     (2) Performance information is from May 31, 1999.

TM-36/426P-0903                                               September 17, 2003

                       LIBERTY HIGH YIELD SECURITIES FUND

       Supplement to Prospectuses and Statement of Additional Information

1. On October 13, 2003, the Fund will change its name to "Columbia High-Yield Opportunity Fund."


2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


3. Effective October 13, 2003, the Fund will also compare its performance to the J.P. Morgan Developed High Yield Index. The J.P. Morgan Developed High Yield Index is an unmanaged index that is designed to mirror the investible universe of the US dollar developed high yield corporate debt market, including domestic and international (developed market) issues. The advisor believes that the J.P Morgan Developed High Yield Index offers shareholders a useful comparison for the Fund's relative performance.


4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                                 1 Year   5 Years      10 Years
     J.P. Morgan Developed High Yield Index (%)   1.98      N/A          N/A


730-36/407P-0903                                              September 17, 2003